Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at the beginning of the year	₨ 22,231	₨ 20,022
Fair value of plan assets	29,837	22,231	₨ 20,022
Return on plan assets excluding interest income	879	1,646	1,828
Fair value of plan assets at the end of the year	29,837	22,231	20,022
Present value of unfunded obligation	(2,744)	(1,957)
Change in the effect of asset ceiling	(678)	(545)
Recognized liability	(3,422)	(2,502)
Effect of asset ceiling at the beginning of the year	545	442
Interest expense on effect of asset ceiling	25	17
Changes in the effect of limiting the surplus to the asset ceiling	6	74
Translation adjustment	102	12
Effect of asset ceiling at the end of the year	678	545	442
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Addition through Business combination	211	0
Expected return on plan assets	1,263	1,230
Employer contributions	5,417	141
Benefits paid	(188)	(313)
Contributions from plan participants and due to transfer	87	558
Return on plan assets excluding interest income	(384)	416
Translation adjustment	1,200	177
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation (asset)	32,581	24,188	21,516
Benefits paid	2,631	2,627
Contributions from plan participants and due to transfer	(87)	(558)
Value at the end of the year	₨ 32,581	₨ 24,188	₨ 21,516